Washington National Variable Annuity Fund A

December 31, 1996





Report of Independent Auditors..................................See below
Statement of Assets and Contract Owners' Equity.................See below
Statements of Operations........................................See below
Statements of Changes in Contract Owners' Equity................See below
Supplementary Information Selected Per Share Data and Ratios....See below
Notes to the Financial Statements...............................See below

Report of Independent Auditors




Contract Owners
Washington National Variable Annuity Fund A

We have audited the accompanying statement of assets and contract owners' equity of Washington National Variable Annuity Fund A as of December 31, 1996, and the related statements of operations and changes in contract owners' equity for each of the two years in the period then ended, and the selected per share data and ratios for each of the five years in the period then ended. These financial statements and per share data and ratios are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and per share data and ratios based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and per share data and ratios are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the investment owned as of December 31, 1996 by correspondence with Fundamental Investors, Inc. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and the selected per share data and ratios referred to above present fairly, in all material respects, the financial position of Washington National Variable Annuity Fund A at December 31, 1996, and the results of its operations and changes in contract owners' equity for each of the two years in the period then ended, and the selected per share data and ratios for each of the five years in the period then ended, in conformity with generally accepted accounting principles.


/C/Ernst & Young LLP
Chicago, Illinois
January 25, 1997

Washington National Variable Annuity Fund A
Statement of Assets and Contract Owners' Equity
December 31, 1996


ASSETS
Investment in Fundamental Investors, Inc. - at net asset value,
     $24.54 a share (cost $1,483,406) - Note B                                  $4,484,157
Cash                                                                                 6,663
										$4,490,820

CONTRACT OWNERS' EQUITY
Value of 292,901 accumulation units ($15.204003 per unit)                       $4,453,271
Annuity reserves (2,469 equivalent accumulation units)                              37,549
										$4,490,820

See notes to financial statements


Washington National Variable Annuity Fund A
Statements of Operations
								     Year Ended December 31
							   -----------------------------------------
							      1996                             1995
Investment income:
      Dividends                                            $69,377                          $69,552
      Capital gains                                        305,358                          116,344
      Less mortality and expense assurance - Note C        (43,413)                         (35,932)
	       NET INVESTMENT INCOME                      $331,322                         $149,964


Realized and unrealized gains on investment:
     Realized gain - Note B                                 $1,122                          $40,580
     Unrealized gains on investment:
       End of year                                       3,000,751                        2,614,551
       Beginning of year                                 2,614,551                        1,805,000
	       UNREALIZED GAINS                            386,200                          809,551
	       NET REALIZED AND UNREALIZED GAINS
		  ON INVESTMENT                           $387,322                         $850,131

See notes to financial statements

Washington National Variable Annuity Fund A
Statements of Changes in Contract Owners' Equity

								     Year Ended December 31
							     ---------------------------------------
							      1996                             1995
Additions (deductions) :
    From investment activities:
	Net investment income                             $331,322                         $149,964
	Net realized and unrealized gains on investment    387,322                          850,131
	   INCREASE IN CONTRACT OWNERS' EQUITY
	      FROM INVESTMENT ACTIVITIES                   718,644                        1,000,095
    From capital transactions:
	Contract purchase payments                          82,507                            3,818
	Sales and administrative charges - Note C           (4,563)                            (234)
	Premium taxes                                         (410)                             (17)
	Mortality assurance adjustment                       5,934                            3,855
	Annuity payments                                    (7,867)                          (7,135)
	Withdrawals and contracts surrendered             (154,746)                        (239,920)
	Death benefits                                           -                          (25,695)
	  DECREASE IN CONTRACT OWNERS' EQUITY
	     FROM CAPITAL TRANSACTIONS                     (79,145)                        (265,328)

	    NET INCREASE IN CONTRACT OWNERS' EQUITY        639,499                          734,767

Contract owners' equity:
       Beginning of year                                 3,851,321                         3,116,554
       End of year                                      $4,490,820                        $3,851,321

See notes to financial statements

Washington National Variable Annuity Fund A
Supplementary Information- Selected Per Share Data and Ratios
Selected data for a share of accumulation unit outstanding throughout each year
								For the Year Ended December 31
						    ----------------------------------------------------
                                                    1996         1995         1994         1993         1992
Per share data:
  Dividend and capital gain income                 $1.25        $0.58        $0.47        $1.12        $0.71
  Mortality and expense assurance                  (0.15)       (0.11)       (0.10)       (0.09)       (0.07)
  Net investment income                             1.10         0.47         0.37         1.03         0.64
  Net realized and unrealized gains (losses)
    on investment                                   1.29         2.70        (0.34)        0.36         0.04

  Net increase in accumulation unit value           2.39         3.17         0.03         1.39         0.68

  Accumulation unit value:
     Beginning of year                             12.81         9.64         9.61         8.22         7.54
     End of year                                  $15.20       $12.81        $9.64        $9.61        $8.22

Ratios:
  Ratio of mortality and expense assurance to
    average value of accumulation units             1.05%        1.01%        1.00%        1.02%        0.99%

  Ratio of net investment income to
     average value of accumulation units            8.01         4.23         3.89        11.48         8.15

See notes to financial statements

Washington National Variable Annuity Fund A
Notes to Financial Statements
December 31, 1996

NOTE A - The Fund

The Washington National Variable Annuity Fund A (the "Fund") is a segregated investment account of Washington National
Insurance Company ("WNIC"). WNIC is a wholly-owned subsidiary of Washington National Corporation ("WNC"). The Fund is registered as a unit investment trust under the Investment
Company Act of 1940. The Fund no longer issues new contracts.

In November 1996, WNC announced a definitive agreement to merge with PennCorp Financial Group, Inc. ("PennCorp"). Under the terms of the merger, the separate corporate existence of WNC shall cease and PennCorp shall continue as the surviving corporation. The merger is anticipated to close during the first half of 1997, pending the receipt of the required shareholder and regulatory approval. The merger is not expected to have any effect on the Fund.

NOTE B  - Investment

Net asset value of Fund shares represents the market value of the shares as of December 31, 1996.

Realized gains and losses on investment are determined on a specific cost basis. The aggregate cost of purchases of investment in 1996 and 1995 was $442,735 and $185,897, respectively. The aggregate proceeds from sales of investment in 1996 and 1995 were $186,596 and $308,301, respectively.

NOTE C - Deductions for Sales and Administrative
Charges and for Mortality and Expense Assurance

Deductions were made from the purchase payments and current value of the Fund and paid to WNIC as follows:

- Sales and administrative charges are deducted from purchase payments to reimburse WNIC for administrative expenses incurred in administering the Fund and to provide compensation to sales agents.

- Payments which represent .000028 per daily valuation period (annual basis of 1.022%) of the current value of the Fund are made to WNIC for mortality and expense assurance.

NOTE D  -  Federal Income Taxes

The operations of the Fund form a part of, and are taxed with, the operations of WNIC, which under the Internal
Revenue Code is taxed as a "life insurance company".  The
Fund will not be taxed as a regulated investment company under subchapter M of the Code. Under existing federal income tax law, no taxes are payable on the investment income or on the realized gains of the Fund.

Washington National Variable Annuity Fund A
Notes to Financial Statements-Continued
NOTE E - Accumulation Units

A summary of the additions (deductions) in accumulation units follows:
								    Year Ended December 31
						      ---------------------------------------------
							      1996                             1995
Balance at beginning of year                           300,747.372                      323,309.741

Contract purchases                                       5,649.657                          324.735

Mortality assurance adjustment                             390.258                          301.071

Annuity payments                                          (571.957)                        (637.466)

Withdrawals and contracts surrendered                  (10,845.017)                     (20,459.888)

Death payments                                               -                           (2,090.821)

BALANCE AT END OF YEAR                                 295,370.313                      300,747.372

The registrant hereby incorporates by
reference the 1996 Annual Report
of Fundamental Investors, file number
811-32, filed with the Commission on
February 28, 1997.